STATEMENTS OF SHAREHOLDER’S EQUITY - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Parent
Beginning of year at Dec. 31, 2013		$ 2	$ 315	$ 169	$ 8
Changes in capital in excess of par value			2
Net earnings (loss)	$ (5)			(5)
Other comprehensive income (loss)	9				9
End of year at Dec. 31, 2014		2	317	164	17	$ 500
Changes in capital in excess of par value			3
Net earnings (loss)	(17)			(17)
Other comprehensive income (loss)	(12)				(12)
End of year at Dec. 31, 2015	474	$ 2	320	147	5	474
Changes in capital in excess of par value			3
Net earnings (loss)	(56)			(56)
Other comprehensive income (loss)	2				2
End of year at Dec. 31, 2016	$ 423		$ 323	$ 91	$ 7	$ 423